SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2018 USD ($)	May 30, 2018 $ / shares
Subsequent events
Short-term borrowing facility drawn down | $				$ 65,679	$ 37,176	$ 54,126
Subsequent event | Shanghai Pudong Development Bank | One year loan framework agreement with Shanghai Pudong Development Bank In July 2018 | Bank borrowings
Subsequent events
Term of loan			1 year
Face amount			¥ 200,000,000				$ 31,886
Short-term borrowing facility drawn down	¥ 48,960,000	$ 7,805
Interest rate (as a percent)	5.00%	5.00%
Sponsors | Company | Subsequent event
Subsequent events
All-cash acquisition (in dollars per share)								$ 40.00
Sponsors | Company | Subsequent event | ADS
Subsequent events
All-cash acquisition (in dollars per share)								$ 20.00